Advances for Vessels and Drillships under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended				3 Months Ended		6 Months Ended											0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jul. 17, 2008	Dec. 31, 2013	Mar. 26, 2013 Hull 1241 and Hull 1242	Apr. 12, 2011 Hull 1241 and Hull 1242	Jun. 30, 2013 Hull 1239 And Hull 1240	Jun. 30, 2014 Ocean Rig Apollo	Jun. 23, 2011 Ocean Rig Athena	Jun. 30, 2014 Ocean Rig Santorini	Jun. 30, 2014 Hull 1241	Jun. 30, 2014 Hull 1242	Jun. 30, 2014 Fakarava	Jun. 30, 2014 VLOC Negonego	Jun. 30, 2014 Rangiroa	Jun. 30, 2014 Drillship Crete Owners Inc.	Jun. 30, 2014 Drillship Amorgos Owners Inc.	Apr. 08, 2014 Drillships Crete and Amorgos Owners
Number of vessels/ drillships ordered						2
Size of Vessels			73,034 dwt			176,000
Vessel/ Drillship acquisition contract price					$ 71,000
Vessel/ Drillship price per vessel						54,164		235,656		127,000								685,000
Delivery Date							Q4 2013 and Q1 2014	January 2015	March 24, 2014	June 2016	May 23,2013	June 17,2013	September 10,2012	May 23,2013	June 18,2013	February 2017	June 2017
Payments for each of the new drillship	577,069			679,008														76,600
Contract termination fees	0	33,293			10,245		18,305
Vessel impairment charge	$ 0	$ 43,490			$ (31,617)		$ (11,873)